18 Debentures (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures, noncurrent	R$ 181,679	R$ 227,901
2021 [member]
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures, noncurrent		52,078
2022 [member]
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures, noncurrent	53,406	52,100
2023 [member]
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures, noncurrent	53,417	52,125
2024 [member]
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures, noncurrent	53,443	52,153
2025 [member]
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures, noncurrent	R$ 21,413	R$ 19,445